13F-HR
<SEQUENCE>1
<FILENAME>aa13fhr1stqtr10


					UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):    [ ]is a restatement.
				     [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:	 Atlantic Advisors LLC
Address: 1560 N. Orange Avenue
	 Suite 150
	 Winter Park, FL  32789

Form 13F File Number: 28-13487

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nancy Sedacca
Title:	President
Phone:	(407) 998-8788

Signature, Place, and Date of Signing:

	Nancy Sedacca		Winter Park, FL		05/28/10

	[Signature]		[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.(Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.	  (Check here is a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)


				Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
						   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




     		     Form 13F	    INFORMATIONAL	TABLE
COLUMN	   1		    COLUMN  2	COLUMN	3 COLUMN 4	 COLUMN 5	COLUMN 6

NAME OF ISSUER		TITLE OF CLASS  CUSIP	  VALUE		SHRS OR	 SH/ PUT/	INVESTMENT
						  x$1000)	PRN AMT	 PRN  CALL	DISCRETION

3M Co			COM		88579Y	   52890	   633	 SH		None
Aetna			COM		00817Y	   24577	   700	 SH		None
Altria Group Inc 	COM		02209S	    3016	   147	 SH		None
American STS Wtr Co.	COM		029899	   15615           450   SH		None
Amgen Inc               COM		031162	  227382	  3800	 SH		None
Amgen Inc               CALL		031162	   -9432	   -36	 SH  CALL	None
Amgen Inc               PUT		031162	     -66	    -6	 SH  PUT	None
Angiodynamics Inc	COM		03475V	    3124	   200	 SH		None
Apple Computer Inc	COM		037833	   23500	   100	 SH		None
Aqua America Inc	COM		03836W     28147	  1602	 SH		None
Bank of America Corp	COM		060505	   14583	   817	 SH		None
Berkshire Hathaway Inc  CL A		084670       813	    10	 SH		None
Bristol Myers Squibb    COM		110122	    1468	    55	 SH		None
Campbell Soup Co.	COM		134429	    2298	    65	 SH		None
Caterpillar Inc Del	COM		149123	  245115	  3900	 SH		None
Caterpillar Inc May57.50CALL		149123	  -21420	   -34	 SH  CALL	None
Caterpillar Inc May 60	CALL		149123	   -2200	    -5	 SH  CALL	None
Centurytel Inc		COM		156700    468072         13200	 SH		None
Chesapeake Energy Corp	COM		165167	  749388	 31700	 SH		None
Chesapeake Energy Corp	CALL		165167	  -10370	   -61	 SH  CALL	None
Chevron Texaco Corp     COM		166764	    6597	    87	 SH		None
Cisco Sys Inc           COM		17275R     18221           700	 SH		None
Coca Cola Co            COM		191216	   27500	   500	 SH		None
Comcast Corp		CL A		20030N	    2824           150 	 SH		None
Conagra Foods Inc	COM		205887      2682           107	 SH  		None
Conoco Phillips		COM		20825C	  194446	  3800	 SH		None
Costco Whsl Corp	COM		22160K	  167188          2800	 SH		None
Costco Whsl Corp APR60  CALL		22160K	    -325	    -5	 SH  CALL	None
Costco Whsl Corp JUL60  CALL		22160K	   -4968	   -23	 SH  CALL	None
Daktronics Inc		COM             234264      7620	  1000	 SH  		None
Del Monte Foods Co      COM		24522P	     467	    32	 SH  		None
Direxion SHS Etf Tr     DLY FINL Bear   25459W	   10778	   800	 SH  		None
Disney Walt Co          COM Disney	254687    132658          3800	 SH  		None
Disney Walt Co          CALL		254687    -10512           -36	 SH  CALL	None
Du Point E I DE Nemours COM	        263534	  662872         17800	 SH		None
Du Pont E I DE          CALL		263534     -2345            -7   SH  CALL	None
Du Pont Jul 38          CALL		263534     -7332           -52   SH  CALL	None
Duke Energy Corp        COM		26441C    190944         11700	 SH  		None
Exxon Mobil Corp	COM		30231G	   87074	  1300	 SH		None
Exxon Mobil Corp	CALL		30231G	   -1625	   -13	 SH  CALL	None
Exxon Mobil Corp	PUT		30231G	    -120	    -6	 SH  PUT	None
FPL Group Inc           COM		302571     20540	   425 	 SH  		None
General Electric Co     COM		369604	   18200          1000	 SH  		None
General Mills		COM		370334	  176975	  2500	 SH		None
General Mills		CALL		370334	   -3875	   -25	 SH  CALL	None
Goldman Sachs Group	COM		38141G    170630          1000 	 SH  		None
Goldman Sachs Group	CALL		38141G     -5900           -10 	 SH  CALL	None
Heinz H J Co            COM		423074	    3740            82	 SH		None
Home Depot Inc          COM		437076      9058	   280	 SH		None
Honeywell Intl Inc      COM		438516     22635	   500	 SH		None
ING GROEP N V	        Sponsored ADR	456837	    1992 	   200	 SH		None
Ingersoll - Rand Co	CL A		45687A     34870          1000   SH             None
Inverness Med Innovatn	COM		46126P	  171380	  4400	 SH		None
Inverness Med Innovatn	CALL		46126P	   -5500	   -44	 SH  CALL	None
JDS Uniphase Corp       COM Par 0.001   46612J	    1565           125	 SH		None
Johnson & Johnson       COM		478160     26080           400	 SH		None
JPMorgan & Chase        COM		46625H    900952         20133	 SH		None
JPMorgan & Chase        CALL		46625H     -6552           -39	 SH  CALL	None
Kellogg Co		COM		487836      2992            56	 SH		None
Kraft Foods             CL A		50075N      3054           101	 SH  		None
Kulicke & Soffa Inds    COM		501242     18125	  2500	 SH  		None
McDonalds Corp          COM		580135    206832          3100	 SH  		None
MedCo Health Solutions  COM		58405U      7747           120	 SH		None
Merck & Co Inc		COM		58933Y    271086          7258   SH             None
Microsoft Corp          COM		594918    579892         19800	 SH		None
Microsoft Corp          CALL		594918     -1311           -57	 SH  CALL	None
Morgan Stanley Asia     COM		61744U      9144           600	 SH		None
Morgan Stanley CH Ash   COM		617468     34800          1200	 SH		None
Morgan Stanley Emerg	COM		617477     14895          1000   SH             None
Mosiac Co		COM		61945A	  170156	  2800	 SH		None
Mosiac Co		CALL		61945A	  -15260	   -28	 SH  CALL	None
Nisource Inc            COM		65473P	   15800          1000	 SH		None
Paychex Inc             COM		704326     30720          1000	 SH		None
Pepsico Inc             COM		713448      6947           105	 SH		None
Pfizer Inc              COM		717081     25725          1500	 SH		None
Philip Morris Intl Inc  COM		718172      7668           147	 SH		None
Procter & Gamble Co     COM		742718     16703           264	 SH		None
Proshares Tr           PSHS Real Estate 74347R     15704          2600	 SH		None
Qualcomm                COM		747525    163644          3900	 SH		None
Qualcomm Inc            CALL		747525       -12	    -4	 SH  CALL	None
Quantum Corp            COM DSSG	747906     13150	  5000	 SH		None
Research in Motion Ltd  COM		760975    181226          2450	 SH		None
Research in Motion Ltd  CALL		760975     -6379           -23	 SH  CALL	None
Research in Motion Ltd  PUT		760975      -721            -7	 SH  PUT	None
Safeguard Scientifics   COM New		786449      4329           333	 SH		None
Schering Plough Corp    COM		806605       187	  1500	 SH		None
Schlumberger LTD        COM		806857    126920          2000	 SH		None
Schlumberger LTD        CALL		806857     -1360           -20	 SH  CALL	None
Seagate Technology      SHS		G7945J      6756           370	 SH		None
Teva Pharamacetcl       ADR		881624     50464           800	 SH		None
United Parcel Service   COM		911312    180348          2800	 SH		None
United Parcel Service   CALL		911312    -12320           -28	 SH  CALL	None
United Technologies CP	COM		913017	   22083	   300	 SH		None
V F Corp                COM		918204     40075           500	 SH		None
Verizon Communication   COM		92343V      1148            37	 SH		None
Vishay Intertechnology  COM		928298      5115           500	 SH		None
Wal Mart Stores Inc     COM		931142 	    6894           124	 SH		None